Item 1.  Report to Shareholders

NOVEMBER 30, 2004

RETIREMENT FUNDS

Semiannual Report

T. ROWE PRICE



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The views and opinions in this report were current as of November 30, 2004. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund's future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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T. ROWE PRICE RETIREMENT FUNDS
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Fellow Shareholders

U.S. stocks posted strong gains in the six months ended November 30, 2004, thanks to a late-period rally that lifted some equity indexes to their highest levels of the year. Despite rising short-term interest rates, U.S. bonds also generated favorable returns, as longer-term rates fell to levels not seen since the spring. International stocks outperformed their domestic counterparts, with the U.S. dollar falling to multi-year lows versus several major foreign currencies. The Retirement Funds registered solid returns that reflected the strong performance of their underlying asset classes.

MARKET ENVIRONMENT

Six months ago, the economy was growing at a steady clip, job growth was accelerating, and the Federal Reserve was telegraphing its intentions to begin raising short-term interest rates in the near future. Starting on June 30, the central bank lifted the federal funds target rate--which had been at a 46-year low--from 1.00% to 2.00% in four quarter-point increments. (After our reporting period, the Fed raised the target rate to 2.25% on December 14.) But even as the Fed began to tighten its monetary policy, the pace of job creation lost momentum, and economic growth moderated amid the uncertainty of a heated presidential race and a surge in oil prices to $55 per barrel.

[GRAPHIC OMITTED]


INTEREST RATE LEVELS
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10-Year Treasury Note
5-Year Treasury Note
90-Day Treasury Bill

                               10-Year              5-Year               90-Day
                         Treasury Note       Treasury Note        Treasury Bill
--------------------------------------------------------------------------------

11/30/03                          4.33%               3.35%                0.93%

                                  4.25                3.25                 0.92

                                  4.13                3.14                 0.91

2/04                              3.97                2.94                 0.94

                                  3.84                2.78                 0.94

                                  4.51                3.62                 0.96

5/04                              4.65                3.79                 1.06

                                  4.58                3.77                 1.26

                                  4.48                3.69                 1.43

8/04                              4.12                3.31                 1.58

                                  4.12                3.37                 1.70

                                  4.02                3.28                 1.89

11/30/04                          4.35                3.69                 2.22


Major U.S. stock indexes stayed in a relatively narrow range for most of the last six months but sprang to life starting in late October as oil prices backed away from their highest levels and investors reacted favorably to the reelection of President Bush. Since the end of May, small-cap shares outpaced their larger counterparts: the Russell 2000 Index returned 12.18% versus 5.68% for the S&P 500 Stock Index. Value stocks surpassed growth across all market capitalizations, as measured by various Russell indexes. Most sectors in


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the large-cap universe advanced, especially energy and industrials and business services stocks. Information technology, consumer staples, and health care shares lagged.

U.S. bond returns were positive but trailed stock returns in the last six months. High-yield securities fared best, but long-term Treasuries and investment-grade corporate bonds also produced solid gains. Mortgage-backed securities and shorter-term bonds lagged somewhat. The Lehman Brothers U.S. Aggregate Index, a broad measure of the taxable investment-grade bond market, returned 3.82%.

MAJOR INDEX RETURNS
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Periods Ended 11/30/04                            6 Months            12 Months
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Dow Jones Wilshire 5000
Total Market Index                                    6.75%               13.56%

S&P 500 Stock Index                                   5.68                12.86

Russell 2000 Index                                   12.18                17.26

MSCI EAFE Index                                      12.72                24.66

Lehman Brothers
U.S. Aggregate Index                                  3.82                 4.44

CS First Boston High Yield Index                      9.31                12.85


International stocks strongly surpassed domestic equities, partially because a weakening greenback lifted the dollar value of assets denominated in many non-U.S. currencies. Emerging markets fared best, led by shares in Latin America. Among developed markets, Asian and European equities rose strongly, but Japanese shares provided modest gains. The MSCI EAFE Index, which measures the performance of stocks in Europe, Australasia, and the Far East, returned 12.72% in the last six months.

STRATEGY AND PERFORMANCE

The Retirement Funds are designed to provide shareholders a single, diversified portfolio that is managed to a specific retirement date. Each Retirement Fund offers exposure to different asset classes and market capitalizations. The funds include international as well as domestic investments and both growth and value investment styles. The funds are "funds of funds," achieving their diversification by investing in other T. Rowe Price mutual funds.

The Retirement Funds differ from other asset allocation portfolios in recognizing that, over time, investors need to adjust their allocations to reflect reduced ability to absorb risk while at the same time maintaining sufficient growth to provide inflation protection. For that


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reason, the funds (with the exception of the Retirement Income Fund) are set up to systematically shift their allocations over time, investing in an appropriate proportion of stock and bond funds as the target retirement date draws near. These asset allocation shifts take place according to a formula graphically represented by the "glide path," which can be found in the funds' prospectus. It shows that the closer each fund gets to the stated retirement date, the more conservative its asset mix becomes. The funds continue to "roll down" to a more conservative allocation designed to place a greater emphasis on income and reduce investors' overall risk. These shifts are intended to facilitate the accumulation of assets prior to retirement, as well as help investors manage their assets after retiring. About 30 years after its designated retirement year, each fund will reach and maintain an allocation of about 20% in stocks. The remainder of assets will be invested in fixed-income securities, including short-term securities. The Retirement Income Fund differs in that it maintains an asset allocation of about 60% bonds and 40% stocks.

Strategy Review
The funds' managers may make some limited variations to these target allocations. The investment committee considers adjustments to the weightings of stocks, bonds, and money market securities within the appropriate ranges for each fund, based on market conditions and economic fundamentals. Because the environment is likely to favor equities over bonds as the economy strengthens, the committee maintained about a 3% overweight to stocks relative to bonds for much of the period. In November, the committee increased that overweight to 3.5%, with a corresponding 3.5% underweight in investment-grade bonds. Within the short-term fixed-income allocation, we prepared for the Federal Reserve's anticipated interest rate hikes by shifting from short-term bonds into cash beginning in June. In addition, the strength of the economic expansion led us to overweight high-yield securities relative to investment-grade bonds. High-yield borrowers tend to do well when the economy is thriving, reducing the chance that they will default.

Performance Review
The Retirement Funds benefited from the asset allocation committee's targeted overweight in stocks relative to fixed income as stocks outperformed bonds over the past six months. Within the domestic equity portion of the portfolios, the strongest returns came from our positions in the Small-Cap Stock, Mid-Cap Value, and Mid-Cap Growth Funds.


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Small-Cap Stock profited from the stellar performance of smaller companies as well as good stock selection. Strong stock selection also helped the two mid-cap funds.

Returns for the international portion of the portfolios were mixed, with the International Growth & Income Fund outperforming the MSCI EAFE Index while the International Stock Fund lagged. On the whole, international stocks posted gains but detracted from relative returns.

Both fixed-income funds (New Income and High Yield) outperformed the Lehman Brothers U.S. Aggregate Index. New Income was helped by its holdings in nondollar bonds and its overweighting in long-term bonds, which benefited from falling interest rates. Strong credit selection, a modest equity position, and a generally favorable market for lower-quality bonds boosted results for the High Yield Fund.

New Benchmarks
With this report, we are introducing revised blended benchmarks for the Retirement Funds. The new benchmarks are called Combined Index Portfolio - New in each of the Performance Comparison tables in this letter and in the Quarter-End Returns table after the letter. For comparison purposes, we are also providing returns for the previous benchmark (Combined Index Portfolio - Old in the tables). The new benchmarks provide similar information but in a simpler fashion, and we feel that they are a more appropriate and efficient way to assess the performance of the funds.

The new Combined Index Portfolios are designed around the underlying asset classes within the funds. Each Retirement Fund has a strategic neutral target allocation for each asset class, which is predetermined and changes over time. Each asset class has underlying T. Rowe Price mutual funds assigned to it. For each asset class (domestic stocks, international stocks, fixed income, and short-term fixed income), the goal is for the assigned funds as a whole to outperform the market performance within that asset class. Therefore, for each asset class, we combine the total weighting of the underlying funds and assign the combined weight to that asset class's index.

The domestic equity allocation (composed of the Growth Stock, Value, Equity Index 500, Mid-Cap Growth, Mid-Cap Value, and Small-Cap Stock Funds) is now benchmarked to the Dow Jones Wilshire 5000 Equity Index, which tracks the entire U.S. equity market. The corresponding index for our non-U.S. stock allocation (International Stock and International Growth & Income Funds) is the MSCI EAFE Index.


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Fixed income (New Income and High Yield Funds) will be measured against the
Lehman Brothers U.S. Aggregate Index, and short-term fixed income (Short-Term Bond and Summit Cash Reserves Funds) by the Citigroup 3-Month Treasury Bill Index.

Tactical allocations between equities and fixed income are not incorporated in the Retirement Funds benchmarks. The benchmark allocations are based solely on the predetermined strategic neutral allocations.

RETIREMENT INCOME FUND

The Retirement Income Fund's investment objective is to generate the highest total return consistent with an emphasis on both capital growth and income. The neutral allocation for the fund is 60% bonds and 40% stocks. The fund implements its strategy by investing in a set of underlying T. Rowe Price mutual funds.

PERFORMANCE COMPARISON
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Periods Ended 11/30/04                            6 Months            12 Months
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Retirement Income Fund                                5.00%                8.49%

Retirement Income Fund-
Advisor Class                                         4.87                 8.32

Retirement Income Fund-
R Class                                               4.86                 8.14

Dow Jones 40% Global
Portfolio Index                                       7.63                11.55

Combined Index Portfolio - Old                        4.98                 8.58

Combined Index Portfolio - New                        4.43                 7.69

Please see the fund's quarter-end returns following this letter.

For definitions of the Combined Index Portfolios and the Dow Jones 40% Global Portfolio Index, please see the glossary at the end of this report.


The Retirement Income Fund returned 5.00% over the six months ended November 30, 2004, outperforming both its old and new combined portfolio indexes, as shown in the table. The fund returned 8.49% for the 12-month period, providing mixed results against its combined index benchmarks. The fund trailed its Dow Jones index for both periods. Returns for the fund's Advisor and R shares were slightly lower, reflecting their additional expenses.

Over the past six months, the fund benefited from its overweight allocation to stocks as equities outperformed bonds. The fixed-income allocation also outperformed its benchmark index, aided by the underlying funds' holdings in nondollar bonds and overweighting in long-term bonds. Please see the Performance Review on page 3 for a closer look at the fund's performance.


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The fund's assets were invested in T. Rowe Price funds according to the target allocations shown on page 17. Allocations reflected the asset allocation committee's decision to overweight stocks relative to bonds. At the end of the period, bond funds accounted for 55.1% of net assets and stock funds 44.9%, a modest addition to the stock allocation from six months ago.

RETIREMENT 2005 FUND

The Retirement 2005 Fund's investment objective is to provide the highest total return consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio, with both an increasing allocation to bonds and an increasing emphasis on short-term bonds over time, and implements its strategy by investing in a set of underlying T. Rowe Price mutual funds. The fund's strategic allocation to stocks will remain fixed at 20% approximately 30 years after the year 2005.

PERFORMANCE COMPARISON
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                                                                          Since
                                                                      Inception
Periods Ended 11/30/04                            6 Months              2/27/04
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Retirement 2005 Fund                                  6.41%                4.60%

Dow Jones 60% Global
Portfolio Index                                       8.67                 6.46

Combined Index Portfolio - Old                        6.31                 4.52

Combined Index Portfolio - New                        5.73                 3.91

For definitions of the Combined Index Portfolios and the Dow Jones 60% Global Portfolio Index, please see the glossary at the end of this report.


The Retirement 2005 Fund returned 6.41% over the six months ended November 30, 2004, and 4.60% since its inception on February 27, 2004, as shown in the table. The fund outperformed its combined index portfolio benchmarks for both periods but lagged its Dow Jones index.

Over the past six months, the fund benefited from its overweight allocation to stocks as equities outperformed bonds. The fixed-income allocation also outperformed its benchmark index, aided by the underlying funds' holdings in nondollar bonds and overweighting in long-term bonds. Please see the Performance Review on page 3 for a closer look at the fund's performance.

The fund's assets were invested in T. Rowe Price funds according to the target allocations shown on page 17. Allocations reflected the asset allocation committee's decision to overweight stocks relative to bonds. At the end of the period, stock funds accounted for about 61.9% of net assets and bond funds 38.1%.



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RETIREMENT 2010 FUND

The Retirement 2010 Fund's investment objective is to provide the highest total return consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio, with both an increasing allocation to bonds and an increasing emphasis on short-term bonds over time, and implements its strategy by investing in a set of underlying T. Rowe Price mutual funds. The fund's strategic allocation to stocks will remain fixed at 20% approximately 30 years after the year 2010.

PERFORMANCE COMPARISON
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Periods Ended 11/30/04                            6 Months            12 Months
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Retirement 2010 Fund                                  6.90%               12.39%

Retirement 2010 Fund-
Advisor Class                                         6.83                12.15

Retirement 2010 Fund-R Class                          6.68                11.91

Dow Jones 60% Global
Portfolio Index                                       8.67                14.00

Combined Index Portfolio - Old                        6.73                12.10

Combined Index Portfolio - New                        6.14                11.20

Please see the fund's quarter-end returns following this letter.

For definitions of the Combined Index Portfolios and the Dow Jones 60% Global Portfolio Index, please see the glossary at the end of this report.


The Retirement 2010 Fund gained 6.90% during the past six months and 12.39% for the 12 months, as shown in the table. The fund modestly outperformed its combined index portfolio benchmarks over the past six months and year but lagged its Dow Jones index. Returns for the fund's Advisor and R shares were slightly lower, reflecting their additional expenses. Over the past six months, the fund benefited from its overweight allocation to stocks as equities outperformed bonds. The fixed-income allocation also outperformed its benchmark index, aided by the underlying funds' holdings in non-dollar bonds and overweighting in long-term bonds. Please see the Performance Review on page 3 for a closer look at the fund's performance.

As of November 30, 2004, the fund's assets were invested in T. Rowe Price funds according to the target allocations shown on page 18. Allocations reflected the asset allocation committee's decision to overweight stocks relative to bonds. At the end of the period, stock funds accounted for 68.5% of net assets and bond funds 31.5%.



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RETIREMENT 2015 FUND

The Retirement 2015 Fund's investment objective is to provide the highest total return consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio, with both an increasing allocation to bonds and an increasing emphasis on short-term bonds over time, and implements its strategy by investing in a set of underlying T. Rowe Price mutual funds. The fund's strategic allocation to stocks will remain fixed at 20% approximately 30 years after the year 2015.

PERFORMANCE COMPARISON
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                                                                          Since
                                                                      Inception
Periods Ended 11/30/04                            6 Months              2/27/04
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Retirement 2015 Fund                                  7.32%                5.60%

Dow Jones 60% Global
Portfolio Index                                       8.67                 6.46

Combined Index Portfolio - Old                        7.08                 5.27

Combined Index Portfolio - New                        6.48                 4.56

For definitions of the Combined Index Portfolios and the Dow Jones 60% Global Portfolio Index, please see the glossary at the end of this report.


The Retirement 2015 Fund returned 7.32% over the six months ended November 30, 2004, and 5.60% since inception on February 27, 2004, as shown in the table. The fund outperformed its combined index portfolios but trailed its Dow Jones index for both periods. Over the past six months, the fund benefited from its overweight allocation to stocks as equities outperformed bonds. The fixed-income allocation also outperformed its benchmark index, aided by the underlying funds' holdings in nondollar bonds and overweighting in long-term bonds. Please see the Performance Review on page 3 for a closer look at the fund's performance.

As of November 30, 2004, the fund's assets were invested in T. Rowe Price funds according to the target allocations shown on page 18. Allocations reflected the asset allocation committee's decision to overweight stocks relative to bonds. At the end of the period, stock funds accounted for about 74.5% of net assets and bond funds 25.5%.

RETIREMENT 2020 FUND

The Retirement 2020 Fund's investment objective is to provide the highest total return consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio,



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with both an increasing allocation to bonds and an increasing emphasis on short-term bonds over time, and implements its strategy by investing in a set of underlying T. Rowe Price mutual funds. The fund's strategic allocation to stocks will remain fixed at 20% approximately 30 years after the year 2020.

PERFORMANCE COMPARISON
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Periods Ended 11/30/04                            6 Months            12 Months
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Retirement 2020 Fund                                  7.84%               14.37%

Retirement 2020 Fund-
Advisor Class                                         7.70                14.14

Retirement 2020 Fund-R Class                          7.56                13.90

Dow Jones 80% Global
Portfolio Index                                       9.59                16.30

Combined Index Portfolio - Old                        7.48                13.70

Combined Index Portfolio - New                        6.79                12.76

Please see the fund's quarter-end returns following this letter.

For definitions of the Combined Index Portfolios and the Dow Jones 80% Global Portfolio Index, please see the glossary at the end of this report.


The Retirement 2020 Fund returned 7.84% and 14.37% during the 6- and 12-month periods ended November 30, 2004, respectively. Returns for the fund's Advisor and R shares were slightly lower, reflecting their additional expenses. The fund outperformed its combined index portfolio benchmarks over both periods but lagged its Dow Jones index. Over the past six months, the fund benefited from its overweight allocation to stocks as equities outperformed bonds. The fixed-income allocation also outperformed its benchmark index, aided by the underlying funds' holdings in nondollar bonds and overweighting in long-term bonds. Please see the Performance Review on page 3 for a closer look at the fund's performance.

As of November 30, the fund's assets were invested in T. Rowe Price funds according to the target allocations shown on page 19. Allocations reflected the asset committee's decision to overweight stocks relative to bonds. At the end of the period, stock funds accounted for 81% of net assets and bond funds 19%.

RETIREMENT 2025 FUND

The Retirement 2025 Fund's investment objective is to provide the highest total return consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio, with both an increasing allocation to bonds and an increasing emphasis on short-term bonds over time, and implements its strategy by investing in a set of underlying T. Rowe Price mutual funds. The fund's strategic allocation to stocks will remain fixed at 20% approximately 30 years after the year 2025.

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                                                                          Since
                                                                      Inception
Periods Ended 11/30/04                            6 Months              2/27/04
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Retirement 2025 Fund                                  8.02%                6.40%

Dow Jones 80% Global
Portfolio Index                                       9.59                 7.38

Combined Index Portfolio - Old                        7.70                 5.90

Combined Index Portfolio - New                        7.12                 5.18

For definitions of the Combined Index Portfolios and the Dow Jones 80% Global Portfolio Index, please see the glossary at the end of this report.


The Retirement 2025 Fund returned 8.02% over the six months ended November 30, 2004, and 6.40% since its inception on February 27, 2004, as shown in the table. The fund outperformed its combined index portfolios for both periods but lagged its Dow Jones benchmark. Over the past six months, the fund benefited from its overweight allocation to stocks as equities outperformed bonds. The fixed-income allocation also outperformed its benchmark index, aided by the underlying funds' holdings in nondollar bonds and overweighting in long-term bonds. Please see the Performance Review on page 3 for a closer look at the fund's performance.

As of November 30, 2004, the fund's assets were invested in T. Rowe Price funds according to the target allocations shown on page 19. Allocations reflected the asset allocation committee's decision to overweight stocks relative to bonds. At the end of the period, stock funds accounted for about 87.8% of net assets and bond funds 12.2%.

RETIREMENT 2030 FUND
RETIREMENT 2035 FUND
RETIREMENT 2040 FUND

The investment objective of the Retirement 2030, 2035, and 2040 Funds is to provide the highest total return consistent with an emphasis on both capital growth and income. The funds invest in diversified portfolios, with both an increasing allocation to bonds and an increasing emphasis on short-term bonds over time, and implement their strategies by investing in a set of underlying
T. Rowe Price mutual funds. The funds' strategic allocation to stocks will remain fixed at 20% approximately 30 years after their target dates.

PERFORMANCE COMPARISON
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Periods Ended 11/30/04                            6 Months            12 Months
--------------------------------------------------------------------------------

Retirement 2030 Fund                                  8.33%               15.81%

Retirement 2030 Fund-
Advisor Class                                         8.20                15.51

Retirement 2030 Fund-R Class                          8.05                15.27

Retirement 2040 Fund                                  8.30                15.77

Retirement 2040 Fund-
Advisor Class                                         8.17                15.46

Retirement 2040 Fund-R Class                          8.10                15.30

Dow Jones 100% Global
Portfolio Index                                      10.76                18.93

Combined Index Portfolio - Old                        7.90                14.92

Combined Index Portfolio - New                        7.36                14.26

Please see the fund's quarter-end returns following this letter.

For definitions of the Combined Index Portfolios and the Dow Jones 100% Global Portfolio Index, please see the glossary at the end of this report.


The Retirement 2030, 2035, and 2040 Funds will follow the same investment path for some years before their allocations begin to differ. Until that time, their performance will be measured against the same benchmarks. (The funds are managed as separate portfolios; because of asset flows and other technical considerations, their total returns will vary, and their allocations to underlying funds may also be slightly different.) The 2030 and 2040 funds outperformed their new combined index portfolio benchmarks for both the 6- and 12-month periods but lagged their Dow Jones index. Returns for the funds' Advisor and R shares were slightly lower, reflecting their additional expenses. The Retirement 2035 Fund also outperformed its benchmark for the six months and since inception on February 27, 2004, but trailed its Dow Jones index for both periods. Over the past six months, the funds benefited from an overweight allocation to stocks as equities outperformed bonds. Their fixed-income allocations also outperformed their benchmark index, aided by the underlying funds' holdings in nondollar bonds and overweighting in long-term bonds. Please see the Performance Review on page 3 for a closer look at the funds' performance.

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                                                                          Since
                                                                      Inception
Periods Ended 11/30/04                            6 Months              2/27/04
--------------------------------------------------------------------------------

Retirement 2035 Fund                                  8.34%                6.50%

Dow Jones 100% Global
Portfolio Index                                      10.76                 8.42

Combined Index Portfolio - Old                        7.90                 6.11

Combined Index Portfolio - New                        7.36                 5.46

For definitions of the Combined Index Portfolios and the Dow Jones 100% Global Portfolio Index, please see the glossary at the end of this report.

As of November 30, 2004, the funds' assets were invested in T. Rowe Price funds according to the target allocations shown on page 20. Allocations reflected the asset committee's decision to overweight stocks relative to bonds. At the end of the period, stock funds accounted for 93.3% of each fund's net assets and bond funds 6.7%.

OUTLOOK

We believe that, based on current valuations, equities should fare better than bonds over the intermediate and longer terms, and the Retirement Funds' heavier exposure to stocks relative to their neutral weightings reflects that outlook. Although the funds are modestly overweighting equities, they remain well diversified according to their varying investment time horizons. We believe that investors should be well served by the funds' fundamental commitment to diversification across asset classes.

Respectfully submitted,

Edmund M. Notzon III
President and chairman of the Investment Advisory Committee, Retirement Funds


Jerome A. Clark
Vice president and portfolio manager, Retirement Funds

December 21, 2004

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RISKS OF INVESTING

As with all stock and bond mutual funds, each fund's share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager's assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund's income level and share price. High-yield corporate bonds could have greater price declines than funds that invest primarily in high-quality bonds. Companies issuing high-yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.

Funds that invest overseas may carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

--------------------------------------------------------------------------------
GLOSSARY

Combined Index Portfolios: Blended index portfolios used as benchmarks for each fund. The Combined Index Portfolios have changed since our last report. (For an explanation of the change, please see page 4 of the commentary.)

The new Combined Index Portfolios are composed of the following underlying indexes:

Retirement Income Fund--An unmanaged portfolio composed of 34.0% Dow Jones Wilshire 5000 Total Market Index, 30.0% Lehman Brothers U.S. Aggregate Index, 30.0% Citigroup 3-Month Treasury Bill Index, 6.0% MSCI EAFE Index.

Retirement 2005 Fund--An unmanaged portfolio composed of 48.5% Dow Jones Wilshire 5000 Total Market Index, 33.5% Lehman Brothers U.S. Aggregate Index, 9.5% Citigroup 3-Month Treasury Bill Index, 8.5% MSCI EAFE Index.

Retirement 2010 Fund--An unmanaged portfolio composed of 54.5% Dow Jones Wilshire 5000 Total Market Index, 28.5% Lehman Brothers U.S. Aggregate Index, 7% Citigroup 3-Month Treasury Bill Index, 10.0% MSCI EAFE Index.

Retirement 2015 Fund--An unmanaged portfolio composed of 59.5% Dow Jones Wilshire 5000 Total Market Index, 26.0% Lehman Brothers U.S. Aggregate Index, 3.5% Citigroup 3-Month Treasury Bill Index, 11.0% MSCI EAFE Index.

Retirement 2020 Fund--An unmanaged portfolio composed of 65.0% Dow Jones Wilshire 5000 Total Market Index, 22.0% Lehman Brothers U.S. Aggregate Index, 1.0% Citigroup 3-Month Treasury Bill Index, 12.0% MSCI EAFE Index.

Retirement 2025 Fund--An unmanaged portfolio composed of 70% Dow Jones Wilshire 5000 Total Market Index, 16% Lehman Brothers U.S. Aggregate Index, 14.0% MSCI EAFE Index.

Retirement 2030, 2035, and 2040 Funds--An unmanaged portfolio composed 75.0% Dow Jones Wilshire 5000 Total Market Index, 10.0% Lehman Brothers U.S. Aggregate Index, 15.0% MSCI EAFE Index.

The previous (old) Combined Index Portfolios are composed of the following underlying indexes:

Retirement Income Fund--An unmanaged portfolio composed of 60% bonds (25.5% Salomon 90 Day T-Bill Index, 4.5% Lehman Brothers 1-3 Year Government/Credit Index, 22.5% Lehman Brothers U.S. Aggregate Index, 7.5% CS First Boston High Yield Index) and 40% stocks (26% S&P 500 Stock Index, 2% Russell Midcap Growth Index, 2% Russell Midcap Value Index, 4% Russell 2000 Index, 6% MSCI EAFE Index).

Retirement 2005 Fund--57% stocks (27.5% S&P 500 Stock Index, 5.0% Russell 1000 Growth Index, 4.5% Russell 1000 Value Index, 3% Russell Midcap Growth Index, 3% Russell Midcap Value Index, 5.5% Russell 2000 Index, 8.5% MSCI EAFE Index) and 43% bonds (25.5% Lehman Brothers U.S. Aggregate Index, 8% CS First Boston High Yield Index, 1.5% Lehman Brothers 1-3 Year Government/Credit Index, 8.0% Citigroup 3-Month Treasury Bill Index).

Retirement 2010 Fund--An unmanaged portfolio composed of 64.5% stocks (24.5% S&P 500 Stock Index, 8.5% Russell 1000 Growth Index, 8.5% Russell 1000 Value Index, 3.5% Russell Midcap Growth Index, 3% Russell Midcap Value Index, 6.5% Russell 2000 Index, 10% MSCI EAFE Index) and 35.5% bonds (20.5% Lehman Brothers U.S. Aggregate Index, 8% CS First Boston High Yield Index, 1% Lehman Brothers 1-3 Year Government/Credit Index, 6% Salomon 90 Day T-Bill Index).

Retirement 2015 Fund--An unmanaged portfolio composed of 71% stocks (19.5% S&P 500 Stock Index, 13.5% Russell 1000 Growth Index, 13% Russell 1000 Value Index, 3.5% Russell Midcap Growth Index, 3.5% Russell Midcap Value Index, 7% Russell 2000 Index, 11% MSCI EAFE Index) and 29% bonds (18% Lehman Brothers U.S. Aggregate Index, 8% CS First Boston High Yield Index, 3% Lehman Brothers 1-3 Year Government/Credit Index).

Retirement 2020 Fund--An unmanaged portfolio composed of 77% stocks (16.5% S&P 500 Stock Index, 16.5% Russell 1000 Growth Index, 16.5% Russell 1000 Value Index, 4% Russell Midcap Growth Index, 4% Russell Midcap Value Index, 7.5% Russell 2000 Index, 12% MSCI EAFE Index) and 23% bonds (13.5% Lehman Brothers U.S. Aggregate Index, 8.5% CS First Boston High Yield Index, 0.5% Lehman Brothers 1-3 Year Government/ Credit Index, 0.5% Salomon 90 Day T-Bill Index).

Retirement 2025 Fund--An unmanaged portfolio composed of 84% stocks (14.5% S&P 500 Stock Index, 20% Russell 1000 Growth Index, 19.5% Russell 1000 Value Index, 4% Russell Midcap Growth Index, 4% Russell Midcap Value Index, 8% Russell 2000 Index, 14% MSCI EAFE Index) and 16% bonds (9.0% Lehman Brothers U.S. Aggregate Index, 7% CS First Boston High Yield Index).

Retirement 2030, 2035, and 2040 Funds--An unmanaged portfolio composed of 90% stocks (12% S&P 500 Stock Index, 22.5% Russell 1000 Growth Index, 22.5% Russell 1000 Value Index, 4.5% Russell Midcap Growth Index, 4.5% Russell Midcap Value Index, 9% Russell 2000 Index, 15% MSCI EAFE Index) and 10% bonds (5% Lehman Brothers U.S. Aggregate Index, 5% CS First Boston High Yield Index).

CS First Boston High Yield Index: An unmanaged portfolio designed to track the high-yield bond market.

Dow Jones 100% Global Portfolio Index: An all-stock index composed of an underlying blend of U.S. and non-U.S. stock indexes.

Dow Jones 80% Global Portfolio Index: An index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 80% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.

Dow Jones 60% Global Portfolio Index: An index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 60% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.

Dow Jones 40% Global Portfolio Index: An index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 40% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.

Dow Jones Wilshire 5000 Total Market Index: An index that tracks the performance of all common equity securities in the U. S.

Lehman Brothers U.S. Aggregate Index: An unmanaged index that tracks investment-grade corporate and government bonds.

Lehman Brothers 1-3 Year Government/Credit Index: An unmanaged index that tracks short-term debt instruments.

MSCI EAFE Index: An unmanaged index that tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE).

Russell 1000 Index: An unmanaged index that tracks the 1,000 largest companies within the Russell 3000 index (approximately 98% of the investable U.S. equity market).

Russell 1000 Growth Index: An unmanaged index of those firms in the Russell 1000 with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth rates.

Russell Midcap Index: A market capitalization-weighted index of companies that tracks the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index.

Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth rates.

Russell 1000 Value Index: Market capitalization-weighted index of those firms in the Russell 1000 with lower price-to-book ratios and forecasted growth rates.

Russell 2000 Index: An unmanaged index that tracks the stocks of 2,000 small U.S. companies.

S&P 500 Stock Index: An unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies.

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

ALLOCATIONS FOR UNDERLYING FUNDS

                                                   Target                Actual
                                               Allocation            Allocation
                                                 11/30/04              11/30/04

Retirement Income Fund
--------------------------------------------------------------------------------

Summit Cash Reserves                            22.5-28.5%                 23.8%

Short-Term Bond                                    3.5-5.5                  4.2

New Income                                       16.0-22.0                 19.5

High Yield                                         6.5-8.5                  7.6

Equity Index 500                                 26.5-32.5                 29.1

Mid-Cap Growth                                     1.0-3.0                  2.3

Mid-Cap Value                                      1.0-3.0                  2.3

Small-Cap Stock                                    3.0-5.0                  4.4

International Growth & Income                      2.0-4.0                  3.5

International Stock                                2.0-4.0                  3.3


Retirement 2005 Fund
--------------------------------------------------------------------------------

Summit Cash Reserves                              7.0-9.0%                  7.7%

Short-Term Bond                                    0.5-2.5                  1.3

New Income                                       19.0-25.0                 21.3

High Yield                                         7.0-9.0                  7.8

Equity Index 500                                 27.0-33.0                 29.5

Growth Stock                                       4.5-6.5                  5.7

Value                                              4.0-6.0                  5.6

Mid-Cap Growth                                     2.0-4.0                  3.1

Mid-Cap Value                                      2.0-4.0                  3.1

Small-Cap Stock                                    4.5-6.5                  5.9

International Growth & Income                      3.0-5.0                  4.3

International Stock                                3.5-5.5                  4.7

Retirement 2010 Fund
--------------------------------------------------------------------------------

Summit Cash Reserves                             5.0.-7.0%                  5.9%

Short-Term Bond                                    0.0-2.0                  1.1

New Income                                       14.0-20.0                 17.0

High Yield                                         7.0-9.0                  7.5

Equity Index 500                                 22.5-28.5                 24.2

Growth Stock                                      8.5-10.5                  9.4

Value                                             8.5-10.5                  9.9

Mid-Cap Growth                                     2.5-4.5                  3.8

Mid-Cap Value                                      2.5-4.5                  3.7

Small-Cap Stock                                    5.5-7.5                  6.9

International Growth & Income                      4.0-6.0                  5.4

International Stock                                4.0-6.0                  5.2


Retirement 2015 Fund
--------------------------------------------------------------------------------

Summit Cash Reserves                              2.0-4.0%                  2.7%

Short-Term Bond                                    0.0-1.5                  0.5

New Income                                       11.5-17.5                 14.5

High Yield                                         7.0-9.0                  7.8

Equity Index 500                                 18.0-24.0                 20.3

Growth Stock                                     11.0-17.0                 14.1

Value                                            11.0-17.0                 14.2

Mid-Cap Growth                                     2.5-4.5                  3.6

Mid-Cap Value                                      2.5-4.5                  3.6

Small-Cap Stock                                    6.0-8.0                  7.3

International Growth & Income                      4.5-6.5                  5.8

International Stock                                4.5-6.5                  5.6

Retirement 2020 Fund
--------------------------------------------------------------------------------

Summit Cash Reserves                              0.0-1.5%                  0.5%

Short-Term Bond                                    0.0-1.5                  0.2

New Income                                        9.0-11.0                 10.0

High Yield                                         7.5-9.5                  8.3

Equity Index 500                                 14.0-20.0                 16.2

Growth Stock                                     15.0-21.0                 17.9

Value                                            15.0-21.0                 18.1

Mid-Cap Growth                                     3.0-5.0                  4.1

Mid-Cap Value                                      3.0-5.0                  4.1

Small-Cap Stock                                    6.5-8.5                  7.9

International Growth & Income                      5.0-7.0                  6.5

International Stock                                5.0-7.0                  6.2


Retirement 2025 Fund
--------------------------------------------------------------------------------

New Income                                        4.5-6.5%                  5.3%

High Yield                                         6.0-8.0                  6.9

Equity Index 500                                 12.0-18.0                 14.3

Growth Stock                                     18.5-24.5                 21.3

Value                                            18.0-24.0                 21.3

Mid-Cap Growth                                     3.0-5.0                  4.1

Mid-Cap Value                                      3.0-5.0                  4.1

Small-Cap Stock                                    7.0-9.0                  8.3

International Growth & Income                      6.0-8.0                  7.3

International Stock                                6.0-8.0                  7.1

Retirement 2030 Fund
--------------------------------------------------------------------------------

New Income                                        0.5-2.5%                  1.9%

High Yield                                         4.0-6.0                  4.8

Equity Index 500                                  9.5-15.5                 11.4

Growth Stock                                     21.0-27.0                 23.5

Value                                            21.0-27.0                 24.0

Mid-Cap Growth                                     3.5-5.5                  4.7

Mid-Cap Value                                      3.5-5.5                  4.7

Small-Cap Stock                                   8.0-10.0                  9.4

International Growth & Income                      6.5-8.5                  8.0

International Stock                                6.5-8.5                  7.6


Retirement 2035 Fund
--------------------------------------------------------------------------------

New Income                                        0.5-2.5%                  1.8%

High Yield                                         4.0-6.0                  4.9

Equity Index 500                                  9.5-15.5                 11.8

Growth Stock                                     21.0-27.0                 23.7

Value                                            21.0-27.0                 23.9

Mid-Cap Growth                                     3.5-5.5                  4.6

Mid-Cap Value                                      3.5-5.5                  4.6

Small-Cap Stock                                   8.0-10.0                  9.3

International Growth & Income                      6.5-8.5                  7.8

International Stock                                6.5-8.5                  7.6


Retirement 2040 Fund
--------------------------------------------------------------------------------

New Income                                        0.5-2.5%                  1.9%

High Yield                                         4.0-6.0                  4.8

Equity Index 500                                  9.5-15.5                 11.4

Growth Stock                                     21.0-27.0                 23.5

Value                                            21.0-27.0                 24.0

Mid-Cap Growth                                     3.5-5.5                  4.7

Mid-Cap Value                                      3.5-5.5                  4.7

Small-Cap Stock                                   8.0-10.0                  9.4

International Growth & Income                      6.5-8.5                  8.0

International Stock                                6.5-8.5                  7.6

GROWTH OF $10,000
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[GRAPHIC OMITTED]

T. ROWE PRICE RETIREMENT INCOME FUND
--------------------------------------------------------------------------------

As of 11/30/04

T. Rowe Price Retirement Income Fund  $12,848
Dow Jones 40% Global Portfolio Index  $13,650
Combined Index Portfolio - Old*  $12,876
Combined Index Portfolio - New**  $12,448

                                      Dow Jones
                  T. Rowe Price      40% Global  Combined Index   Combined Index
                     Retirement       Portfolio       Portfolio        Portfolio
                    Income Fund           Index           - Old*         - New**
--------------------------------------------------------------------------------

09/30/02            $    10,000     $    10,000     $    10,000     $    10,000

11/02                    10,603          10,467          10,574          10,525

11/03                    11,843          12,236          11,858          11,559

11/04                    12,848          13,650          12,876          12,448

Note: Performance for Advisor and R Class shares will vary from fund shares due to their differing fee structures. See table below.

AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

                                                     Since            Inception
Periods Ended 11/30/04          1 Year           Inception                 Date
--------------------------------------------------------------------------------

Retirement Income Fund            8.49%              12.26%             9/30/02

Combined Index Portfolio
- Old*                            8.58               12.37

Combined Index Portfolio
- New**                           7.69               10.64

Dow Jones 40% Global
Portfolio Index                  11.55               15.44
--------------------------------------------------------------------------------

Retirement Income Fund-
Advisor Class                        -                   -             10/31/03

Retirement Income Fund-
R Class                              -                   -             10/31/03

Combined Index Portfolio
- Old*                            8.58                   -

Combined Index Portfolio
- New**                           7.69                   -

Dow Jones 40% Global
Portfolio Index                  11.55                   -
--------------------------------------------------------------------------------

* An unmanaged portfolio composed of 60% bonds (25.5% Citigroup 3-Month Treasury-Bill Index, 4.5% Lehman Brothers 1-3 Year Government/Credit Index, 22.5% Lehman Brothers U.S. Aggregate Index, 7.5% CS First Boston High Yield Index) and 40% stocks (26% S&P 500 Stock Index, 2% Russell Midcap Growth Index, 2% Russell Midcap Value Index, 4% Russell 2000 Index, 6% MSCI EAFE Index).

** An unmanaged portfolio composed of 34.0% Dow Jones Wilshire 5000 Total Market Index, 30.0% Lehman Brothers U.S. Aggregate Index, 30.0% Citigroup 3-Month Treasury Bill Index, 6.0% MSCI EAFE Index.

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

GROWTH OF $10,000
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[GRAPHIC OMITTED]

T. ROWE PRICE RETIREMENT 2010 FUND
--------------------------------------------------------------------------------

As of 11/30/04

T. Rowe Price Retirement 2010 Fund  $14,199
Dow Jones 60% Global Portfolio Index  $14,780
Combined Index Portfolio - Old*  $14,357
Combined Index Portfolio - New**  $13,877

                                      Dow Jones
                  T. Rowe Price      60% Global  Combined Index   Combined Index
                     Retirement       Portfolio       Portfolio        Portfolio
                      2010 Fund           Index           - Old*         - New**
--------------------------------------------------------------------------------

09/30/02            $    10,000     $    10,000     $    10,000     $    10,000

11/02                    10,940          10,727          10,938          10,886

11/03                    12,633          12,965          12,808          12,479

11/04                    14,199          14,780          14,357          13,877

Note: Performance for Advisor and R Class shares will vary from fund shares due to their differing fee structures. See table below.

AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

                                                     Since            Inception
Periods Ended 11/30/04           1 Year          Inception                 Date
--------------------------------------------------------------------------------

Retirement 2010 Fund              12.39%             17.56%             9/30/02

Combined Index Portfolio
- Old*                            12.10              18.17

Combined Index Portfolio
- New**                           11.20              16.33

Dow Jones 60% Global
Portfolio Index                   14.00              19.76
--------------------------------------------------------------------------------

Retirement 2010 Fund-
Advisor Class                         -                  -             10/31/03

Retirement 2010 Fund-
R Class                               -                  -             10/31/03

Combined Index Portfolio
- Old*                            12.10                  -

Combined Index Portfolio
- New**                           11.20                  -

Dow Jones 60% Global
Portfolio Index                   14.00                  -
--------------------------------------------------------------------------------

* An unmanaged portfolio composed of 64.5% stocks (24.5% S&P 500 Stock Index, 8.5% Russell 1000 Growth Index, 8.5% Russell 1000 Value Index, 3.5% Russell Midcap Growth Index, 3% Russell Midcap Value Index, 6.5% Russell 2000 Index, 10% MSCI EAFE Index) and 35.5% bonds (20.5% Lehman Brothers U.S. Aggregate Index, 8% CS First Boston High Yield Index, 1% Lehman Brothers 1-3 Year Government/Credit Index, 6% Citigroup 3-Month Treasury-Bill Index).

** An unmanaged portfolio composed of 54.5% Dow Jones Wilshire 5000 Total Market Index, 28.5% Lehman Brothers U.S. Aggregate Index, 7% Citigroup 3-Month Treasury Bill Index, 10.0% MSCI EAFE Index.

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

GROWTH OF $10,000
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[GRAPHIC OMITTED]

T. ROWE PRICE RETIREMENT 2020 FUND
--------------------------------------------------------------------------------

As of 11/30/04

T. Rowe Price Retirement 2020 Fund  $14,979
Dow Jones 80% Global Portfolio Index  $15,923
Combined Index Portfolio - Old*  $15,066
Combined Index Portfolio - New**  $14,541

                                      Dow Jones
                  T. Rowe Price      80% Global  Combined Index  Combined Index
                     Retirement       Portfolio       Portfolio       Portfolio
                      2020 Fund           Index          - Old*         - New**
--------------------------------------------------------------------------------

09/30/02            $    10,000     $    10,000     $    10,000     $    10,000

11/02                    11,170          10,980          11,104          11,052

11/03                    13,097          13,692          13,251          12,895

11/04                    14,979          15,923          15,066          14,541

Note: Performance for Advisor and R Class shares will vary from fund shares due to their differing fee structures. See table below.


AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

                                                     Since            Inception
Periods Ended 11/30/04           1 Year          Inception                 Date
--------------------------------------------------------------------------------

Retirement 2020 Fund              14.37%             20.50%             9/30/02

Combined Index Portfolio
- Old*                            13.70              20.82

Combined Index Portfolio
- New**                           12.76              18.86

Dow Jones 80% Global
Portfolio Index                   16.30              23.95
--------------------------------------------------------------------------------

Retirement 2020 Fund-
Advisor Class                         -                  -             10/31/03

Retirement 2020 Fund-
R Class                               -                  -             10/31/03

Combined Index Portfolio
- Old*                            13.70                  -

Combined Index Portfolio
- New**                           12.76                  -

Dow Jones 80% Global
Portfolio Index                   16.30                  -
--------------------------------------------------------------------------------

* An unmanaged portfolio composed of 77% stocks (16.5% S&P 500 Stock Index, 16.5% Russell 1000 Growth Index, 16.5% Russell 1000 Value Index, 4% Russell Midcap Growth Index, 4% Russell Midcap Value Index, 7.5% Russell 2000 Index, 12% MSCI EAFE Index) and 23% bonds (13.5% Lehman Brothers U.S. Aggregate Index, 8.5% CS First Boston High Yield Index, 0.5% Lehman Brothers 1-3 Year Government/Credit Index, 0.5% Citigroup 3-Month Treasury-Bill Index).

** An unmanaged portfolio composed of 65.0% Dow Jones Wilshire 5000 Total Market Index, 22.0% Lehman Brothers U.S. Aggregate Index, 1.0% Citigroup 3-Month Treasury Bill Index, 12.0% MSCI EAFE Index.

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

GROWTH OF $10,000
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[GRAPHIC OMITTED]

T. ROWE PRICE RETIREMENT 2030 FUND
--------------------------------------------------------------------------------

As of 11/30/04

T. Rowe Price Retirement 2030 Fund  $15,471
Dow Jones 100% Global Portfolio Index  $17,234
Combined Index Portfolio - Old*  $15,600
Combined Index Portfolio - New**  $15,175

                                      Dow Jones
                  T. Rowe Price     100% Global   Combined Index  Combined Index
                     Retirement       Portfolio        Portfolio       Portfolio
                      2030 Fund           Index           - Old*         - New**
--------------------------------------------------------------------------------

09/30/02            $    10,000     $    10,000     $    10,000     $    10,000

11/02                    11,290          11,231          11,233          11,204

11/03                    13,359          14,491          13,574          13,281

11/04                    15,471          17,234          15,600          15,175

Note: Performance for Advisor and R Class shares will vary from fund shares due to their differing fee structures. See table below.

AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

                                                     Since            Inception
Periods Ended 11/30/04           1 Year          Inception                 Date
--------------------------------------------------------------------------------

Retirement 2030 Fund              15.81%             22.31%             9/30/02

Combined Index Portfolio
- Old*                            14.92              22.78

Combined Index Portfolio
- New**                           14.26              21.23

Dow Jones 100% Global
Portfolio Index                   18.93              28.56
--------------------------------------------------------------------------------

Retirement 2030 Fund-
Advisor Class                         -                  -             10/31/03

Retirement 2030 Fund-
R Class                               -                  -             10/31/03

Combined Index Portfolio
- Old*                            14.92                  -

Combined Index Portfolio
- New**                           14.26                  -

Dow Jones 100% Global
Portfolio Index                   18.93                  -
--------------------------------------------------------------------------------

* An unmanaged portfolio composed of 90% stocks (12% S&P 500 Stock Index, 22.5% Russell 1000 Growth Index, 22.5% Russell 1000 Value Index, 4.5% Russell Midcap Growth Index, 4.5% Russell Midcap Value Index, 9% Russell 2000 Index, 15% MSCI EAFE Index) and 10% bonds (5% Lehman Brothers U.S. Aggregate Index, 5% CS First Boston High Yield Index).

** An unmanaged portfolio composed of 75.0% Dow Jones Wilshire 5000 Total Market Index, 10.0% Lehman Brothers U.S. Aggregate Index, 15.0% MSCI EAFE Index.

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

GROWTH OF $10,000
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[GRAPHIC OMITTED]

T. ROWE PRICE RETIREMENT 2040 FUND
--------------------------------------------------------------------------------

As of 11/30/04

T. Rowe Price Retirement 2040 Fund  $15,511
Dow Jones 100% Global Portfolio Index  $17,234
Combined Index Portfolio - Old*  $15,600
Combined Index Portfolio - New**  $15,175

                                      Dow Jones
                  T. Rowe Price     100% Global  Combined Index  Combined Index
                     Retirement       Portfolio       Portfolio       Portfolio
                      2040 Fund           Index          - Old*         - New**
--------------------------------------------------------------------------------

09/30/02            $    10,000     $    10,000     $    10,000     $    10,000

11/02                    11,330          11,231          11,233          11,204

11/03                    13,399          14,491          13,574          13,281

11/04                    15,511          17,234          15,600          15,175

Note: Performance for Advisor and R Class shares will vary from fund shares due to their differing fee structures. See table below.

AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

                                                     Since            Inception
Periods Ended 11/30/04           1 Year          Inception                 Date
--------------------------------------------------------------------------------

Retirement 2040 Fund              15.77%             22.46%             9/30/02

Combined Index Portfolio
- Old*                            14.92              22.78

Combined Index Portfolio
- New**                           14.26              21.23

Dow Jones 100% Global
Portfolio Index                   18.93              28.56
--------------------------------------------------------------------------------

Retirement 2040 Fund-
Advisor Class                         -                  -             10/31/03

Retirement 2040 Fund-
R Class                               -                  -             10/31/03

Combined Index Portfolio
- Old*                            14.92                  -

Combined Index Portfolio
- New**                           14.26                  -

Dow Jones 100% Global
Portfolio Index                   18.93                  -
--------------------------------------------------------------------------------

* An unmanaged portfolio composed of 90% stocks (12% S&P 500 Stock Index, 22.5% Russell 1000 Growth Index, 22.5% Russell 1000 Value Index, 4.5% Russell Midcap Growth Index, 4.5% Russell Midcap Value Index, 9% Russell 2000 Index, 15% MSCI EAFE Index) and 10% bonds (5% Lehman Brothers U.S. Aggregate Index, 5% CS First Boston High Yield Index).

** An unmanaged portfolio composed of 75.0% Dow Jones Wilshire 5000 Total Market Index, 10.0% Lehman Brothers U.S. Aggregate Index, 15.0% MSCI EAFE Index.

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. ROWE PRICE RETIREMENT FUNDS
--------------------------------------------------------------------------------

FUND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has three share classes: The original share class ("investor class") charges no distribution and service (12b-1) fee; Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee; R Class shares are available to retirement plans serviced by intermediaries and charge a 0.50% 12b-1 fee. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and expenses based on the fund's actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying tables. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE RETIREMENT INCOME FUND
--------------------------------------------------------------------------------

                                                                      Effective
                                                       Expenses        Expenses
                      Beginning          Ending     Paid During     Paid During
                        Account         Account         Period*        Period**
                          Value           Value       6/1/04 to       6/1/04 to
                         6/1/04        11/30/04        11/30/04        11/30/04
--------------------------------------------------------------------------------

Investor Class
Actual              $     1,000     $  1,050.00     $      0.00     $      2.98

Hypothetical
(assumes 5% return
before expenses)          1,000        1,025.07            0.00            2.94
--------------------------------------------------------------------------------

Advisor Class
Actual                    1,000        1,048.70            1.28            4.26

Hypothetical
(assumes 5% return
before expenses)          1,000        1,023.82            1.27            4.21
--------------------------------------------------------------------------------

R-Class
Actual                    1,000        1,048.60            1.44            4.42

Hypothetical
(assumes 5% return
before expenses)          1,000        1,023.66            1.42            4.36
--------------------------------------------------------------------------------

* Expenses are equal to the class's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183) divided by days in the year (365) to reflect the half-year period. Expenses reflect only costs borne directly by the fund; all fund expenses other than class-specific Rule 12b-1 fees are reimbursed by the underlying Price funds. The annualized expense ratio for the six-month period was 0.00% for the Investor Class, 0.25% for the Advisor Class, and 0.28% for the R-Class.

** Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro-rata share of the weighted average expense ratio of the underlying Price funds in which it invests. The annualized weighted average expense ratio of the underlying Price funds for the six-month period (0.58%) reflects the actual expense ratio of each underlying Price fund for the six-month period, annualized and weighted for the fund's relative average investment therein during the period.

T. ROWE PRICE RETIREMENT 2005 FUND
--------------------------------------------------------------------------------

                                                                      Effective
                                                       Expenses        Expenses
                      Beginning          Ending     Paid During     Paid During
                        Account         Account         Period*        Period**
                          Value           Value       6/1/04 to       6/1/04 to
                         6/1/04        11/30/04        11/30/04        11/30/04
--------------------------------------------------------------------------------

Actual              $     1,000     $  1,064.10     $      0.00     $      3.36

Hypothetical
(assumes 5% return
before expenses)          1,000        1,025.07            0.00            3.30

* Expenses are equal to a fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183) divided by days in the year (365) to reflect the half-year period. Expenses reflect only costs borne directly by a fund. Because all expenses associated with the operation of the fund are fully reimbursed by the underlying Price funds, the annualized expense ratio for the six-month period was 0.00%.

** Effective expenses reflect the sum of expenses borne directly by the fund plus the fund's pro-rata share of the weighted average expense ratio of the underlying Price funds in which it invests. The annualized weighted average expense ratio of the underlying Price funds for the six-month period (0.65%) reflects the actual expense ratio of each underlying Price fund for the six-month period, annualized and weighted for the fund's relative average investment therein during the period.

T. ROWE PRICE RETIREMENT 2010 FUND
--------------------------------------------------------------------------------

                                                                      Effective
                                                       Expenses        Expenses
                      Beginning          Ending     Paid During     Paid During
                        Account         Account         Period*        Period**
                          Value           Value       6/1/04 to       6/1/04 to
                         6/1/04        11/30/04        11/30/04        11/30/04
--------------------------------------------------------------------------------

Investor Class
Actual              $     1,000     $  1,069.00     $      0.00     $      3.58

Hypothetical
(assumes 5% return
before expenses)          1,000        1,025.07            0.00            3.50

Advisor Class
Actual                    1,000        1,068.30            1.30            4.87

Hypothetical
(assumes 5% return
before expenses)          1,000        1,023.82            1.27            4.77

R-Class
Actual                    1,000        1,066.80            2.28            5.85

Hypothetical
(assumes 5% return
before expenses)          1,000        1,022.86            2.23            5.73

* Expenses are equal to the class's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183) divided by days in the year (365) to reflect the half-year period. Expenses reflect only costs borne directly by the fund; all fund expenses other than class-specific Rule 12b-1 fees are reimbursed by the underlying Price funds. The annualized expense ratio for the six-month period was 0.00% for the Investor Class, 0.25% for the Advisor Class, and 0.44% for the R-Class.

** Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro-rata share of the weighted average expense ratio of the underlying Price funds in which it invests. The annualized weighted average expense ratio of the underlying Price funds for the six-month period (0.69%) reflects the actual expense ratio of each underlying Price fund for the six-month period, annualized and weighted for the fund's relative average investment therein during the period.

T. ROWE PRICE RETIREMENT 2015 FUND
--------------------------------------------------------------------------------

                                                                      Effective
                                                       Expenses        Expenses
                      Beginning          Ending     Paid During     Paid During
                        Account         Account         Period*        Period**
                          Value           Value       6/1/04 to       6/1/04 to
                         6/1/04        11/30/04        11/30/04        11/30/04
--------------------------------------------------------------------------------

Actual              $     1,000     $  1,073.20     $      0.00     $      3.79

Hypothetical
(assumes 5% return
before expenses)          1,000        1,025.07            0.00            3.71

* Expenses are equal to a fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183) divided by days in the year (365) to reflect the half-year period. Expenses reflect only costs borne directly by a fund. Because all expenses associated with the operation of the fund are fully reimbursed by the underlying Price funds, the annualized expense ratio for the six-month period was 0.00%.

** Effective expenses reflect the sum of expenses borne directly by the fund plus the fund's pro-rata share of the weighted average expense ratio of the underlying Price funds in which it invests. The annualized weighted average expense ratio of the underlying Price funds for the six-month period (0.73%) reflects the actual expense ratio of each underlying Price fund for the six-month period, annualized and weighted for the fund's relative average investment therein during the period.

T. ROWE PRICE RETIREMENT 2020 FUND
--------------------------------------------------------------------------------

                                                                      Effective
                                                       Expenses        Expenses
                      Beginning          Ending     Paid During     Paid During
                        Account         Account         Period*        Period**
                          Value           Value       6/1/04 to       6/1/04 to
                         6/1/04        11/30/04        11/30/04        11/30/04
--------------------------------------------------------------------------------

Investor Class
Actual              $     1,000     $  1,078.40     $      0.00     $      4.01

Hypothetical
(assumes 5% return
before expenses)          1,000        1,025.07            0.00            3.91

Advisor Class
Actual                    1,000        1,077.00            1.30            5.31

Hypothetical
(assumes 5% return
before expenses)          1,000        1,023.82            1.27            5.17

R-Class
Actual                    1,000        1,075.60            2.13            6.14

Hypothetical
(assumes 5% return
before expenses)          1,000        1,023.01            2.08            5.98

* Expenses are equal to the class's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183) divided by days in the year (365) to reflect the half-year period. Expenses reflect only costs borne directly by the fund; all fund expenses other than class-specific Rule 12b-1 fees are reimbursed by the underlying Price funds. The annualized expense ratio for the six-month period was 0.00% for the Investor Class, 0.25% for the Advisor Class, and 0.41% for the R-Class.

** Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro-rata share of the weighted average expense ratio of the underlying Price funds in which it invests. The annualized weighted average expense ratio of the underlying Price funds for the six-month period (0.77%) reflects the actual expense ratio of each underlying Price fund for the six-month period, annualized and weighted for the fund's relative average investment therein during the period.

T. ROWE PRICE RETIREMENT 2025 FUND
--------------------------------------------------------------------------------

                                                                      Effective
                                                       Expenses        Expenses
                      Beginning          Ending     Paid During     Paid During
                        Account         Account         Period*        Period**
                          Value           Value       6/1/04 to       6/1/04 to
                         6/1/04        11/30/04        11/30/04        11/30/04
--------------------------------------------------------------------------------

Actual              $     1,000     $  1,080.20     $      0.00     $      4.12

Hypothetical
(assumes 5% return
before expenses)          1,000        1,025.07            0.00            4.01

* Expenses are equal to a fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183) divided by days in the year (365) to reflect the half-year period. Expenses reflect only costs borne directly by a fund. Because all expenses associated with the operation of the fund are fully reimbursed by the underlying Price funds, the annualized expense ratio for the six-month period was 0.00%.

** Effective expenses reflect the sum of expenses borne directly by the fund plus the fund's pro-rata share of the weighted average expense ratio of the underlying Price funds in which it invests. The annualized weighted average expense ratio of the underlying Price funds for the six-month period (0.79%) reflects the actual expense ratio of each underlying Price fund for the six-month period, annualized and weighted for the fund's relative average investment therein during the period.

T. ROWE PRICE RETIREMENT 2030 FUND
--------------------------------------------------------------------------------

                                                                      Effective
                                                       Expenses        Expenses
                      Beginning          Ending     Paid During     Paid During
                        Account         Account         Period*        Period**
                          Value           Value       6/1/04 to       6/1/04 to
                         6/1/04        11/30/04        11/30/04        11/30/04
--------------------------------------------------------------------------------

Investor Class
Actual              $     1,000     $  1,083.30     $      0.00     $      4.28

Hypothetical
(assumes 5% return
before expenses)          1,000        1,025.07            0.00            4.16

Advisor Class
Actual                    1,000        1,082.00            1.30            5.58

Hypothetical
(assumes 5% return
before expenses)          1,000        1,023.82            1.27            5.43

R-Class
Actual                    1,000        1,080.50            2.09            6.36

Hypothetical
(assumes 5% return
before expenses)          1,000        1,023.06            2.03            6.19

* Expenses are equal to the class's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183) divided by days in the year (365) to reflect the half-year period. Expenses reflect only costs borne directly by the fund; all fund expenses other than class-specific Rule 12b-1 fees are reimbursed by the underlying Price funds. The annualized expense ratio for the six-month period was 0.00% for the Investor Class, 0.25% for the Advisor Class, and 0.40% for the R-Class.

** Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro-rata share of the weighted average expense ratio of the underlying Price funds in which it invests. The annualized weighted average expense ratio of the underlying Price funds for the six-month period (0.82%) reflects the actual expense ratio of each underlying Price fund for the six-month period, annualized and weighted for the fund's relative average investment therein during the period.

T. ROWE PRICE RETIREMENT 2035 FUND
--------------------------------------------------------------------------------

                                                                      Effective
                                                       Expenses        Expenses
                      Beginning          Ending     Paid During     Paid During
                        Account         Account         Period*        Period**
                          Value           Value       6/1/04 to       6/1/04 to
                         6/1/04        11/30/04        11/30/04        11/30/04
--------------------------------------------------------------------------------

Actual              $     1,000     $  1,083.40     $      0.00     $      4.28

Hypothetical
(assumes 5% return
before expenses)          1,000        1,025.07            0.00            4.16

* Expenses are equal to a fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183) divided by days in the year (365) to reflect the half-year period. Expenses reflect only costs borne directly by a fund. Because all expenses associated with the operation of the fund are fully reimbursed by the underlying Price funds, the annualized expense ratio for the six-month period was 0.00%.

** Effective expenses reflect the sum of expenses borne directly by the fund plus the fund's pro-rata share of the weighted average expense ratio of the underlying Price funds in which it invests. The annualized weighted average expense ratio of the underlying Price funds for the six-month period (0.82%) reflects the actual expense ratio of each underlying Price fund for the six-month period, annualized and weighted for the fund's relative average investment therein during the period.

T. ROWE PRICE RETIREMENT 2040 FUND
--------------------------------------------------------------------------------

                                                                      Effective
                                                       Expenses        Expenses
                      Beginning          Ending     Paid During     Paid During
                        Account         Account         Period*        Period**
                          Value           Value       6/1/04 to       6/1/04 to
                         6/1/04        11/30/04        11/30/04        11/30/04
--------------------------------------------------------------------------------

Investor Class
Actual              $     1,000     $  1,083.00     $      0.00     $      4.28

Hypothetical
(assumes 5% return
before expenses)          1,000        1,025.07            0.00            4.16

Advisor Class
Actual                    1,000        1,081.70            1.30            5.58

Hypothetical
(assumes 5% return
before expenses)          1,000        1,023.82            1.27            5.43

R-Class
Actual                    1,000        1,081.00            2.09            6.36

Hypothetical
(assumes 5% return
before expenses)          1,000        1,023.06            2.03            6.19

* Expenses are equal to the class's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183) divided by days in the year (365) to reflect the half-year period. Expenses reflect only costs borne directly by the fund; all fund expenses other than class-specific Rule 12b-1 fees are reimbursed by the underlying Price funds. The annualized expense ratio for the six-month period was 0.00% for the Investor Class, 0.25% for the Advisor Class, and 0.40% for the R-Class.

** Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro-rata share of the weighted average expense ratio of the underlying Price funds in which it invests. The annualized weighted average expense ratio of the underlying Price funds for the six-month period (0.82%) reflects the actual expense ratio of each underlying Price fund for the six-month period, annualized and weighted for the fund's relative average investment therein during the period.

QUARTER-END RETURNS
--------------------------------------------------------------------------------

                                                                          Since
                                                                      Inception
Periods Ended 12/31/04                              1 Year              9/30/02
--------------------------------------------------------------------------------

Retirement Income Fund                                7.66%               12.69%

Retirement Income Fund-Advisor Class                  7.39                12.55

Retirement Income Fund-R Class                        7.24                12.46

Dow Jones 40% Global Portfolio Index                 10.56                15.93

Combined Index Portfolio - Old                        7.72                12.78

Combined Index Portfolio - New                        7.16                11.10
--------------------------------------------------------------------------------

Retirement 2010 Fund                                 11.11                18.27

Retirement 2010 Fund-Advisor Class                   10.80                18.12

Retirement 2010 Fund-R Class                         10.65                18.01

Dow Jones 60% Global Portfolio Index                 12.97                20.41

Combined Index Portfolio - Old                       11.05                18.82

Combined Index Portfolio - New                       10.26                17.04

--------------------------------------------------------------------------------
Retirement 2020 Fund                                 12.82                21.32

Retirement 2020 Fund-Advisor Class                   12.59                21.17

Retirement 2020 Fund-R Class                         12.37                21.07

Dow Jones 80% Global Portfolio Index                 15.20                24.75

Combined Index Portfolio - Old                       12.57                21.61

Combined Index Portfolio - New                       11.65                19.70
--------------------------------------------------------------------------------

Retirement 2030 Fund                                 14.15                23.30

Retirement 2030 Fund-Advisor Class                   13.79                23.12

Retirement 2030 Fund-R Class                         13.71                23.05

Dow Jones 100% Global Portfolio Index                17.70                29.53

Combined Index Portfolio - Old                       13.73                23.70

Combined Index Portfolio - New                       12.98                22.19
--------------------------------------------------------------------------------

Retirement 2040 Fund                                 14.11                23.43

Retirement 2040 Fund-Advisor Class                   13.82                23.29

Retirement 2040 Fund-R Class                         13.66                23.22

Dow Jones 100% Global Portfolio Index                17.70                29.53

Combined Index Portfolio - Old                       13.73                23.70

Combined Index Portfolio - New                       12.98                22.19
--------------------------------------------------------------------------------

For definitions of the Combined Index Portfolios and the Dow Jones Global Portfolio indexes, please see the glossary.

Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132.

This table shows how each class would have performed if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. The T. Rowe Price Retirement Funds-Advisor Class and R Class began operations on October 31, 2003, and share the portfolio of the existing retail fund. The average annual total return figures for the Advisor Class and R Class have been calculated using the performance data of the existing retail fund up to the inception date of the class and the actual performance results of the class since that date. The performance results of the retail fund have not been adjusted to reflect the 12b-1 fee associated with either the Advisor Class (0.25%) or the R Class (0.50%). Had these fees been included, the performance of the Advisor and R classes would have been lower.

Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

NOVEMBER 30, 2004

RETIREMENT 2040 FUND

Semiannual Report - Financial Statements

T. ROWE PRICE

T. ROWE PRICE RETIREMENT 2040 FUND
--------------------------------------------------------------------------------
Unaudited

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

Investor Class

                                   6 Months            Year             9/30/02
                                      Ended           Ended             Through
                                   11/30/04         5/31/04             5/31/03

NET ASSET VALUE

Beginning of period              $    14.09      $    11.79         $    10.00

Investment activities
  Net investment income (loss)         0.02            0.11               0.08

  Net realized and unrealized
  gain (loss)                          1.15            2.31               1.79

  Total from investment
  activities                           1.17            2.42               1.87

Distributions
  Net investment income                   -           (0.10)             (0.07)

  Net realized gain                       -           (0.02)             (0.01)

  Total distributions                     -           (0.12)             (0.08)

NET ASSET VALUE

End of period                    $    15.26      $    14.09         $    11.79
                                 ----------      ----------         ----------

Ratios++

Total return^                          8.30%          20.58%             18.78%

Ratio of total expenses to
average net assets                     0.00%+          0.00%              0.00%+

Ratio of net investment
income (loss) to average
net assets                             0.58%+          0.91%              0.84%+

Portfolio turnover rate                 3.0%+          26.9%v             18.8%+

Supplemental Data

Weighted average expense ratio
of underlying Price funds*             0.82%+          0.84%              0.88%+

Effective expense ratio                0.82%+          0.84%              0.88%+

Net assets, end of period
(in thousands)                   $  171,791      $   89,159         $   11,586

++ Reflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. The fund's total return may be higher or lower than the investment results of the individual underlying Price funds.

v Recalculated during the six months ended November 30, 2004; this revision had no impact on net assets or results of operations.

* Reflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund's relative average investment therein.

+    Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RETIREMENT 2040 FUND
--------------------------------------------------------------------------------
Unaudited


FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

Advisor Class

                                                  6 Months             10/31/03
                                                     Ended              Through
                                                  11/30/04              5/31/04

NET ASSET VALUE

Beginning of period                        $         14.07     $        13.09

Investment activities
  Net investment income (loss)                        0.02               0.09

  Net realized and unrealized gain (loss)             1.13               1.01

  Total from investment activities                    1.15               1.10

Distributions
  Net investment income                                  -              (0.10)

  Net realized gain                                      -              (0.02)

  Total distributions                                    -              (0.12)

NET ASSET VALUE

End of period                              $         15.22     $        14.07
                                           ---------------     --------------

Ratios++

Total return^                                         8.17%              8.45%

Ratio of total expenses to
average net assets                                    0.25%+             0.25%+

Ratio of net investment
income (loss) to average
net assets                                            0.33%+             1.08%+

Portfolio turnover rate                                3.0%+             26.9%+v

Supplemental Data

Weighted average expense ratio
of underlying Price funds*                            0.82%+             0.84%+!

Effective expense ratio                               1.07%+             1.09%+!

Net assets, end of period
(in thousands)                             $         1,694      $         277

++ Reflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. The fund's total return may be higher or lower than the investment results of the individual underlying Price funds.

v Recalculated during the six months ended November 30, 2004; this revision had no impact on net assets or results of operations.

* Reflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund's relative average investment therein.

! Supplemental ratios recalculated during the six months ended November 30, 2004; this revision had no impact on net assets or results of operations.

+    Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RETIREMENT 2040 FUND
--------------------------------------------------------------------------------
Unaudited

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

R Class

                                                  6 Months             10/31/03
                                                     Ended              Through
                                                  11/30/04              5/31/04

NET ASSET VALUE

Beginning of period                        $         14.07      $       13.09

Investment activities
  Net investment income (loss)                        0.02               0.09

  Net realized and unrealized gain (loss)             1.12               1.00

  Total from investment activities                    1.14               1.09

Distributions
  Net investment income                                  -              (0.09)

  Net realized gain                                      -              (0.02)

  Total distributions                                    -              (0.11)

NET ASSET VALUE

End of period                              $         15.21      $       14.07
                                           ---------------      -------------

Ratio++

Total return^                                         8.10%              8.37%

Ratio of total expenses to
average net assets                                    0.40%+             0.42%+

Ratio of net investment
income (loss) to average
net assets                                            0.19%+             0.58%+

Portfolio turnover rate                                3.0%+             26.9%+v

Supplemental Data

Weighted average expense ratio
of underlying Price funds*                            0.82%+             0.84%+!

Effective expense ratio                               1.22%+             1.26%+!

Net assets, end of period
(in thousands)                             $           849      $         655

++ Reflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. The fund's total return may be higher or lower than the investment results of the individual underlying Price funds.

v Recalculated during the six months ended November 30, 2004; this revision had no impact on net assets or results of operations.

* Reflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund's relative average investment therein.

! Supplemental ratios recalculated during the six months ended November 30, 2004; this revision had no impact on net assets or results of operations.

+    Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RETIREMENT 2040 FUND
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2004



PORTFOLIO OF                 Percent of
INVESTMENTS (1)+             Net Assets             Shares                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

T. Rowe Price
Value Fund                        23.9%          1,883,807      $        41,745

T. Rowe Price
Growth Stock Fund                 23.5           1,588,337               41,011

T. Rowe Price
Equity Index 500 Fund             11.4             627,507               19,898

T. Rowe Price
Small-Cap Stock Fund               9.4             504,231               16,377

T. Rowe Price
International Growth &
Income Fund                        8.0           1,149,572               13,944

T. Rowe Price
International Stock Fund           7.7           1,063,146               13,332

T. Rowe Price
High Yield Fund                    4.8           1,170,060                8,401

T. Rowe Price
Mid-Cap Growth Fund *              4.7             167,594                8,224

T. Rowe Price
Mid-Cap Value Fund                 4.7             342,216                8,111

T. Rowe Price
New Income Fund                    1.9             363,321                3,292

Total Investments in Securities

100.0% of Net Assets (Cost $158,464)                                  $ 174,335
                                                                     ----------

(1)  Denominated in U.S. dollars unless otherwise noted

*    Non-income producing

T. ROWE PRICE RETIREMENT 2040 FUND
--------------------------------------------------------------------------------

+Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, and affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

                      Purchase       Sales   Investment            Value
Affiliate                 Cost        Cost       Income     11/30/04     5/31/04
--------------------------------------------------------------------------------

T. Rowe Price
Value Fund           $  17,388   $      80     $    --   $   41,745    $  21,590

T. Rowe Price
Growth Stock Fund       17,393          86          --       41,011       21,669

T. Rowe Price
Equity Index
500 Fund                 8,847          43          87       19,898       10,221

T. Rowe Price
Small-Cap
Stock Fund               6,520          31          --       16,377        8,208

T. Rowe Price
International Growth
& Income Fund            5,434          30          --       13,944        6,959

T. Rowe Price
International
Stock Fund               5,434          26          --       13,332        6,904

T. Rowe Price
High Yield Fund          5,037          14         218        8,401        3,086

T. Rowe Price
Mid-Cap
Growth Fund              3,263          15          --        8,224        4,315

T. Rowe Price
Mid-Cap
Value Fund               3,260          18          --        8,111        4,138

T. Rowe Price
New Income Fund          1,751       1,540          57        3,292        3,001

Totals                                         $   362   $  174,335     $ 90,091
                                               -------   ----------     --------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RETIREMENT 2040 FUND
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $158,464)        $            174,335

Other assets                                                              1,472

Total assets                                                            175,807

Liabilities

Total liabilities                                                         1,473

NET ASSETS                                                 $            174,334
                                                           --------------------

Net Assets Consist of:
Undistributed net investment income (loss)                 $                494

Undistributed net realized gain (loss)                                      605

Net unrealized gain (loss)                                               15,871

Paid-in-capital applicable to 11,423,861 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                      157,364

NET ASSETS                                                 $            174,334
                                                           --------------------

NET ASSET VALUE PER SHARE

Investor Class
($171,791,371/11,256,781 shares outstanding)               $              15.26
                                                           --------------------

Advisor Class
($1,694,100/111,288 shares outstanding)                    $              15.22
                                                           --------------------

R Class
($848,579/55,792 shares outstanding)                       $              15.21
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RETIREMENT 2040 FUND
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)

                                                                        6 Months
                                                                           Ended
                                                                        11/30/04

Investment Income (Loss)

Income
  Income distributions from underlying Price funds         $                362

Expenses

  Shareholder servicing
    Investor Class                                                          296

    Advisor Class                                                             1

    R Class                                                                   2

  Registration                                                               64

Accounting                                                                   20

Prospectus and shareholder reports
    Investor Class                                                           11

    Advisor Class                                                             3

    R Class                                                                   1

  Legal and audit                                                             4

  Directors                                                                   3

  Rule 12b-1 fees
    Advisor Class                                                             1

    R Class                                                                   2

  Expenses reimbursed by underlying Price funds                            (405)

  Total expenses                                                              3

Net investment income (loss)                                                359

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on sales of underlying
Price funds                                                                   3

Change in net unrealized gain (loss) on underlying
Price funds                                                              11,823

Net realized and unrealized gain (loss)                                  11,826

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             12,185
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RETIREMENT 2040 FUND
--------------------------------------------------------------------------------
Unaudited


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)

                                                  6 Months                  Year
                                                     Ended                 Ended
                                                  11/30/04               5/31/04

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $           359      $           360

  Net realized gain (loss)                               3                  649

  Change in net unrealized gain (loss)              11,823                3,209

  Increase (decrease) in net assets
  from operations                                   12,185                4,218

Distributions to shareholders

Net investment income
    Investor Class                                      --                 (232)

    Advisor Class                                       --                   (2)

    R Class                                             --                   (2)

Net realized gain

    Investor Class                                      --                  (47)

Decrease in net assets from
distributions                                           --                 (283)

Capital share transactions *

Shares sold
    Investor Class                                  85,657               84,035

    Advisor Class                                    1,677                  256

    R Class                                            459                  676

Distributions reinvested
    Investor Class                                      --                  278

    Advisor Class                                       --                    2

    R Class                                             --                    2

Shares redeemed
    Investor Class                                 (15,009)             (10,640)

    Advisor Class                                     (382)                  --

    R Class                                           (344)                 (39)

Increase (decrease) in net assets from
capital share transactions                          72,058               74,570

Net Assets

Increase (decrease) during period                   84,243               78,505

Beginning of period                                 90,091               11,586

End of period                              $       174,334      $        90,091
                                           ---------------      ---------------

(Including undistributed net investment income of $494 at 11/30/04 and $135 at 5/31/04)

T. ROWE PRICE RETIREMENT 2040 FUND
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)

                                                  6 Months                  Year
                                                     Ended                 Ended
                                                  11/30/04               5/31/04

*Share information

  Shares sold
    Investor Class                                   5,976                6,102

    Advisor Class                                      118                   20

    R Class                                             33                   49

  Distributions reinvested

    Investor Class                                    --                     21

  Shares redeemed
    Investor Class                                  (1,047)                (778)

    Advisor Class                                      (27)                --

    R Class                                            (23)                  (3)

  Increase (decrease) in shares outstanding          5,030                5,411

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RETIREMENT 2040 FUND
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2004

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2040 Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying
T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative.

The fund has three classes of shares: the Retirement 2040 Fund original share class, referred to in this report as the Investor Class, offered since
September 30, 2002; Retirement 2040 Fund - Advisor Class (Advisor Class), offered since October 31, 2003; and Retirement 2040 Fund - R Class (R Class), also offered since October 31, 2003. Advisor Class shares are sold only through brokers and other financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Class Accounting
The Advisor Class and R Class each pay distribution, shareholder servicing, and/or administrative expenses in the form of Rule 12b-1 fees in an amount not exceeding 0.25% and 0.50%, respectively, of the class's average net assets. Investment income and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Income and capital gain distributions from the underlying Price funds are recorded on the ex-dividend date. Purchases and sales of the underlying Price funds are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to the fund's shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2004.

At November 30, 2004, the cost of investments for federal income tax purposes was $158,464,000. Net unrealized gain aggregated $15,871,000 at period-end, of which $15,871,000 related to appreciated investments and $0 related to depreciated investments.

NOTE 3 - RELATED PARTIES

T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of
T. Rowe Price Group, Inc., is the investment manager for the fund, and also serves as manager for the Retirement Income Fund and domestic underlying Price funds. T. Rowe Price International, Inc. (Price International), a wholly owned subsidiary of Price Associates, is the investment manager for the international underlying Price funds. Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder servicing and administrative, transfer and dividend disbursing agent, accounting, marketing, and certain other services to the fund. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and the underlying Price funds.

The fund pays no management fees; however, Price Associates and Price International receive management fees from the underlying Price funds. The fund operates in accordance with the investment management and special servicing agreements between and among the corporation, the underlying Price funds, Price Associates, and T. Rowe Price Services, Inc., a wholly owned subsidiary of Price Associates. Pursuant to these agreements, expenses associated with the operation of the fund, other than class-specific Rule 12b-1 fees, are reimbursed by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the fund. Therefore, the expense ratio of each class reflects only its Rule 12b-1 fees. In addition, however, the fund indirectly bears its proportionate share of the management fees and operating costs of the underlying Price funds in which it invests.

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At November 30, 2004, the fund held less than 25% of the outstanding shares of any underlying Price fund.

T. ROWE PRICE RETIREMENT 2040 FUND
--------------------------------------------------------------------------------

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
--------------------------------------------------------------------------------

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.


Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     January 14, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     January 14, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     January 14, 2005